Consolidated Statement of Cash Flows (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Financial Liabilities Designated at Fair Value Through Profit or Loss and Investment Contract Liabilities [Abstract]
of which: Senior long-term debt issuances	€ 2,000	€ 3,500
of which: Repayments and extinguishments	2,300	3,300
Senior long-term debt [Abstract]
of which: Issuances	15,400	17,300
of which: Repayments and extinguishments	23,300	17,700
Total non-cash changes for Subordinated Long Term Debt	227	€ 0
of which: Driven by FX movements	18
of which: Driven by FV changes	224
Non-cash changes for Trust Preferred Securities	100
of which: Driven by FX movements	76
of which: Driven by FV Changes	9
Time deposits not included in Interbank balances (w/o central banks)	€ 0